Average Annual Total Returns - FidelityCapitalAppreciationFund-RetailPRO - FidelityCapitalAppreciationFund-RetailPRO - Fidelity Capital Appreciation Fund	Dec. 30, 2023
Fidelity Capital Appreciation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(21.17%)
Past 5 years	10.12%
Past 10 years	12.24%
Fidelity Capital Appreciation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.74%)
Past 5 years	7.18%
Past 10 years	9.40%
Fidelity Capital Appreciation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.37%)
Past 5 years	7.78%
Past 10 years	9.49%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%